Concentration of credit risk (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Exposure to credit risk
Credit exposure by country of ultimate risk

$ millions, as at October 31				2020				2019
	Canada	U.S.	Other countries	Total	Canada	U.S.	Other countries	Total
On-balance sheet
Major assets (1)(2)(3)	$512,542	$151,337	$70,945	$734,824	$444,317	$120,286	$55,844	$620,447
Off-balance sheet
Credit-related arrangements
Financial institutions	$48,236	$13,482	$12,737	$74,455	$47,815	$13,526	$12,318	$73,659
Governments	9,860	10	7	9,877	9,208	10	14	9,232
Retail	142,351	554	434	143,339	130,544	510	432	131,486
Corporate	70,130	30,839	8,452	109,421	61,228	28,907	8,266	98,401
	$270,577	$44,885	$21,630	$337,092	$248,795	$42,953	$21,030	$312,778

(1)
Major assets consist of cash and deposits with banks, loans and acceptances net of allowance for credit losses, securities, securities borrowed or purchased under resale agreements, and derivative instruments.

(2)	Includes Canadian currency of $497.3 billion (2019: $426.0 billion) and foreign currencies of $237.5 billion (2019: $194.4 billion).
(3)
No industry or foreign jurisdiction accounted for more than 10% of loans and acceptances net of allowance for credit losses, with the exception of the U.S., which accounted for 13% as at October 31, 2020 (2019: 12.1%).